Quarterly Report
September 30, 2021
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	114,994	$12,656,240
Alcoholic Beverages – 6.3%
Diageo PLC	763,296	$36,777,932
Heineken N.V.	183,239	19,048,189
Pernod Ricard S.A.	193,093	42,226,935
		$98,053,056
Apparel Manufacturers – 1.8%
Adidas AG	24,367	$7,678,208
Compagnie Financiere Richemont S.A.	114,638	11,820,716
LVMH Moet Hennessy Louis Vuitton SE	11,966	8,556,456
		$28,055,380
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	50,487	$7,748,278
Knorr-Bremse AG	72,135	7,740,773
		$15,489,051
Biotechnology – 1.5%
Novozymes A.S.	342,224	$23,429,578
Brokerage & Asset Managers – 0.7%
Euronext N.V.	98,719	$11,139,909
Business Services – 6.2%
Compass Group PLC (a)	240,286	$4,916,326
Experian PLC	497,287	20,657,721
Intertek Group PLC	195,870	13,076,258
Nomura Research Institute Ltd.	368,500	13,580,897
Secom Co. Ltd.	218,600	15,862,519
SGS S.A.	7,925	23,044,019
Sohgo Security Services Co. Ltd.	117,200	5,291,806
		$96,429,546
Chemicals – 3.4%
Givaudan S.A.	11,576	$52,871,308
Computer Software – 9.9%
ANSYS, Inc. (a)	100,223	$34,120,920
Cadence Design Systems, Inc. (a)	491,361	74,411,710
Dassault Systemes SE	361,965	18,976,632
OBIC Co. Ltd.	73,900	14,140,564
SAP SE	103,501	14,021,657
		$155,671,483
Computer Software - Systems – 3.3%
Amadeus IT Group S.A. (a)	212,904	$13,986,198
Descartes Systems Group, Inc. (a)	70,821	5,764,760
Samsung Electronics Co. Ltd.	409,211	25,468,804
Wix.com Ltd. (a)	36,503	7,153,493
		$52,373,255
Construction – 0.8%
Geberit AG	16,687	$12,260,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.7%
Colgate-Palmolive Co.	297,507	$22,485,579
Kao Corp.	392,300	23,374,006
Kobayashi Pharmaceutical Co. Ltd.	201,600	15,965,845
KOSE Corp.	29,000	3,475,968
Lion Corp.	219,800	3,555,847
L'Oréal	97,918	40,412,937
Reckitt Benckiser Group PLC	358,826	28,085,089
ROHTO Pharmaceutical Co. Ltd.	451,100	13,853,721
		$151,208,992
Electrical Equipment – 8.9%
Halma PLC	458,918	$17,505,777
Legrand S.A.	336,513	36,092,167
OMRON Corp.	136,900	13,569,183
Schneider Electric SE	327,438	54,439,897
Spectris PLC	246,067	12,762,521
Yokogawa Electric Corp.	320,100	5,597,002
		$139,966,547
Electronics – 7.9%
Analog Devices, Inc.	177,778	$29,774,259
DISCO Corp.	17,900	5,010,541
Hirose Electric Co. Ltd.	132,400	22,047,781
Infineon Technologies AG	65,733	2,702,228
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	466,388	52,072,220
Texas Instruments, Inc.	62,003	11,917,597
		$123,524,626
Engineering - Construction – 1.3%
IMI PLC	880,158	$19,612,020
Food & Beverages – 9.4%
Chocoladefabriken Lindt & Sprungli AG	377	$4,223,323
Danone S.A.	198,842	13,571,948
Ezaki Glico Co. Ltd.	164,200	6,247,383
ITO EN Ltd.	304,200	20,200,619
Kerry Group PLC	89,938	12,041,240
Nestle S.A.	583,305	70,182,619
Nissan Foods Holdings Co. Ltd.	54,300	4,364,724
Toyo Suisan Kaisha Ltd.	374,400	16,628,659
		$147,460,515
Insurance – 0.3%
Hiscox Ltd.	424,012	$4,766,968
Machinery & Tools – 6.2%
Epiroc AB	446,990	$9,213,517
GEA Group AG	260,264	11,935,466
Nordson Corp.	44,412	10,576,718
Schindler Holding AG	60,759	16,258,423
SMC Corp.	29,000	18,143,206
Spirax-Sarco Engineering PLC	144,001	28,939,704
Wartsila Oyj Abp	208,487	2,496,633
		$97,563,667
Major Banks – 0.5%
UBS Group AG	519,768	$8,305,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.6%
Agilent Technologies, Inc.	27,829	$4,383,903
Bruker BioSciences Corp.	55,883	4,364,462
EssilorLuxottica	75,314	14,401,281
Nihon Kohden Corp.	384,500	13,070,645
Shimadzu Corp.	542,000	23,808,059
Terumo Corp.	252,900	11,889,965
		$71,918,315
Oil Services – 0.1%
Core Laboratories N.V.	80,333	$2,229,241
Other Banks & Diversified Financials – 1.3%
Chiba Bank Ltd.	552,800	$3,559,307
Hachijuni Bank Ltd.	542,300	1,933,362
Julius Baer Group Ltd.	79,335	5,247,327
Jyske Bank A.S. (a)	68,854	2,969,130
Mebuki Financial Group, Inc.	913,500	2,009,157
North Pacific Bank Ltd.	812,900	1,851,366
Sydbank A.S.	91,304	2,724,383
		$20,294,032
Pharmaceuticals – 0.8%
Santen Pharmaceutical Co. Ltd.	886,800	$12,514,013
Precious Metals & Minerals – 2.9%
Agnico-Eagle Mines Ltd.	173,009	$8,975,542
Franco-Nevada Corp.	229,349	29,795,814
Wheaton Precious Metals Corp.	171,390	6,451,820
		$45,223,176
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	123,769	$13,082,738
Real Estate – 2.3%
Deutsche Wohnen SE (a)	142,543	$8,734,566
LEG Immobilien SE	67,727	9,586,781
TAG Immobilien AG	259,183	7,595,720
Vonovia SE, REIT	171,489	10,309,637
		$36,226,704
Specialty Chemicals – 3.0%
Croda International PLC	65,884	$7,523,655
Kansai Paint Co. Ltd.	260,200	6,469,810
Sika AG	43,372	13,718,344
Symrise AG	139,834	18,447,237
		$46,159,046
Specialty Stores – 0.4%
Zalando SE (a)	61,114	$5,615,173
Total Common Stocks		$1,504,101,443
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	327,766	$30,441,757

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	224,332	$105,914

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	24,271,750	$24,271,750

Other Assets, Less Liabilities – 0.4%		5,871,097
Net Assets – 100.0%		$1,564,791,961
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,271,750 and $1,534,649,114, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$298,015,955	$—	$298,015,955
France	—	247,566,440	—	247,566,440
Switzerland	105,914	217,932,943	—	218,038,857
United Kingdom	—	194,623,971	—	194,623,971
United States	194,264,389	—	—	194,264,389
Germany	84,364,153	50,445,050	—	134,809,203
Taiwan	52,072,220	—	—	52,072,220
Canada	50,987,936	—	—	50,987,936
Netherlands	—	32,130,927	—	32,130,927
Other Countries	19,809,733	92,329,483	—	112,139,216
Mutual Funds	24,271,750	—	—	24,271,750
Total	$425,876,095	$1,133,044,769	$—	$1,558,920,864
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,517,675	$115,412,024	$133,657,949	$785	$(785)	$24,271,750
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,588	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
Japan	19.1%
France	15.8%
United States	14.3%
Switzerland	13.9%
United Kingdom	12.4%
Germany	8.6%
Taiwan	3.3%
Canada	3.3%
Netherlands	2.1%
Other Countries	7.2%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.